INVESTMENTS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale investments at fair value	$ 33,185	$ 56,949	$ 318,353
Total	$ 33,185	$ 56,949	$ 318,353